Cash and Bank Balances - Continued and discontinued operations (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2021
Cash and bank balances
Cash attributable to continued operations	$ 1,182,269	$ 2,922,755
Cash attributable to discontinued operations	1,521	1,261
Total	$ 1,183,790	$ 2,924,016	$ 918,524	$ 2,696,276